7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Details)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Details
Risk-free interest rate	4.45%	3.82%	0.85%
Expected life of options	1 year	1 year 8 months 12 days	4 years 29 days
Annualized volatility	97.27%	167.44%	102.90%
Dividends	0.00%	0.00%	0.00%